Events after the reporting date	12 Months Ended
Dec. 31, 2024
Events after the reporting date [Abstract]
Events after the reporting date
Note 18 – Events after the reporting date

In January 2025, for the year 2024, a total of 300,000 shares of restricted stock were awarded to management pursuant to the 2022 Plan, of which 67,500 shares will vest in January 2026, 67,500 shares will vest in January 2027, 48,750 shares will vest prior to December 2027 and 67,500 shares will vest in January 2028. The remaining 48,750 shares will vest subject to certain market conditions prior to December 2027. The above vesting is subject to continued employment or office, as applicable, as of the relevant vesting date. The estimated fair value at grant date was $9.33 for 251,250 shares and $9.12 per share for 48,750 shares. In January 2025, a total of 150,000 shares of restricted stock were awarded to the board of directors pursuant to the 2022 Plan. The estimated fair value at grant date was $9.33 and the shares will vest in June 2026.

On January 15, 2025, DHT Scandinavia was delivered to its new owner. The vessel had no outstanding debt, and the Company booked a gain of $19.8 million in the first quarter of 2025 related to the sale.

In January 2025, the Company entered into a one-year time charter contract for DHT China, built in 2007. The time charter contract has a rate of $40,000 per day. The vessel was delivered into the time charter contract in January.

On February 5, 2025, DHT announced that it would pay a dividend of $0.17 per common share on February 25, 2025, to shareholders of record as of February 18, 2025. This resulted in a total dividend payment of $27.3 million. The financial statements were approved by the board of directors on March 12, 2025, and authorized for issue.

In March 2025, the Company entered into a one-year time charter contract for DHT Tiger, built in 2017. The time charter contract has a rate of $52,500 per day. The vessel is expected to be delivered into the time charter contract at the end of March.